Non-current and current Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Detailed Information About Borrowings

($ in millions)	As of Dec. 31, 2020	As of Dec. 31, 2019
Other non-current financial borrowings	1,422.4	1,392.5
Opco Notes	425.0	425.0
Holdco Notes	218.3	297.6

Non-current borrowings	2,065.7	2,115.0

Current portion of non-current financial borrowings	0.5	0.8

Current borrowings	0.5	0.8

Total borrowings	2,066.2	2,115.9

Summary of Current and Non-current Borrowings
The following is a summary of the Company’s current and
non-current
borrowings:

($ in millions)	As of Dec. 31, 2020	As of Dec. 31, 2019
Senior Secured Credit Facilities:
Term Loan B-1	938.9	950.0
Term Loan B-3	499.6	474.1
6.25% Opco Notes	425.0	425.0
8.75%/9.50% Holdco Notes	219.0	299.1
Less – Deferred financing costs	(16.8)	(33.1)

Total non-current borrowings	2,065.7	2,115.0

Senior Secured Credit Facilities:
Term Loan B-1	11.0	11.0
Term Loan B-3	5.2	4.9
Short-term financing costs	(15.8)	(15.1)

Total current borrowings	0.5	0.8

Total borrowings	2,066.2	2,115.9

Summary of Changes in Liabilities from Financing Activities
Changes in liabilities from financing activities are as follows:

($ in millions)	As of Jan. 1, 2020	Cash inflows	Cash outflows	Currency translation	Other non-cash changes	As of Dec. 31, 2020
Non-current borrowings	2,115.0	175.1	(255.2)	30.1	0.6	2,065.7
Current borrowings (net of short-term financing costs)	15.9	—	(16.0)	0.3	16.0	16.2
Other liabilities	19.7	—	(10.6)	(0.1)	8.7	17.5
Lease liabilities (current and non-current)	75.1	—	(15.3)	6.0	15.7	81.5

Total liabilities from financing activities	2,225.7	175.1	(297.1)	36.3	41.0	2,181.0

($ in millions)	As of Jan. 1, 2019	Cash inflows	Cash outflows	Currency translation	Other non-cash changes	As of Dec. 31, 2019
Non-current borrowings	2,219.6	—	(115.8)	(5.8)	16.9	2,115.0
Current borrowings (net of short-term financing costs)	15.5	—	—	(0.1)	0.5	15.9
Other liabilities	21.7	—	(11.9)	(0.1)	9.9	19.7
Lease liabilities (current and non-current)	80.6	—	(15.9)	(1.3)	11.6	75.1

Total liabilities from financing activities	2,337.4	—	(143.6)	(7.2)	38.9	2,225.7